Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (183,176)		$ (43,541)	$ (8,759)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation, depletion and amortization	89,218		6,163	404
Exploration expense	21,186		3,022	4,692
Pension benefit costs	56		575
Incentive unit compensation	256		43	3
Impairment of proved oil and gas properties	34,855		2,081
Accretion of asset retirement obligations	791		364
Gain on reduction of pension liability	(2,208)		0
Gain on derivative instruments	(20,791)
Net cash receipts on settled derivatives	564
Net cash payments on option premiums	(385)
Gain on sale of assets	(960)			(372)
Gain on business acquisition	(353)
Deferred income taxes	71,667	[1]
Interest not paid in cash	15,721		20,294
Amortization of deferred financing costs	1,744		739
Amortization of debt discount	2,308		1,247
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(33,605)		(5,971)	(172)
Other assets	(1,188)		1,389	50
Accounts payable and accrued liabilities	29,517		27,276	747
Accrued liabilities-affiliate	(1,951)		1,569	26
Net cash provided by (used in) operating activities	23,266		15,250	(3,381)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures for oil and natural gas properties	(745,766)		(252,844)	(179,209)
Additions to other property and equipment	(3,637)		(892)
Proceeds from the sale of oil and gas properties	15,460		8,497	131,674
Acquisition of business, net of cash acquired	754		(651,847)
Net cash used in investing activities	(733,189)		(897,086)	(47,535)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			388,000
Debt issuance costs	(1,232)		(7,309)
Repayments of long-term debt	(213)
Repayments (borrowings) under revolving credit facility	0		0	0
Capital contributions	124,667		583,597	69,554
Distributions				(638)
Proceeds from issuance of common stock, net of underwriting fees	550,025
Initial public offering costs	(5,316)
Net cash provided by financing activities	667,931		964,288	68,916
Net increase (decrease) in cash and cash equivalents	(41,992)		82,452	18,000
Cash and cash equivalents at beginning of period	109,509		27,057	9,057
Cash and cash equivalents at end of period	67,517		109,509	27,057
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	26,020
Cash paid for income taxes	0		0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Asset retirement obligations incurred, including changes in estimate	7,554		300
Additions of other property through debt financing	945
Additions to oil and natural gas properties-changes in accounts payable, accrued liabilities, and accrued capital expenditures	126,656		17,537	1,663
Assets and liabilities assumed in acquisition of Eclipse Resources-Ohio, LLC			5,102
Assets held for sale associated with central gathering facility	20,673
Interest paid-in-kind	$ 22,461

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.